SUBSEQUENT EVENTS (Details Narrative)	Apr. 17, 2025 shares	Apr. 03, 2025 USD ($)	Mar. 31, 2025 T	Mar. 18, 2025 USD ($) $ / shares	Feb. 07, 2025 shares	Jan. 28, 2025 T	Dec. 31, 2024 T shares	Mar. 16, 2023 shares
Subsequent Event [Line Items]
Tons of lithium battery produced | T			50,000				50,000
Shares reserved for future issuance							0	2,301,120
Common Stock [Member]
Subsequent Event [Line Items]
Shares reserved for future issuance							1,150,560
Subsequent Event [Member]
Subsequent Event [Line Items]
Tons of lithium battery produced | T						20,000
Market value | $		$ 50,000,000		$ 15,000,000
Sale of stock, number of shares issued in transaction	2,880,000
Subsequent Event [Member] | Roshan Pujari [Member]
Subsequent Event [Line Items]
Business acquisition, percentage of voting interests acquired	50.00%
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Shares reserved for future issuance					500,000
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Tons of lithium battery produced | T						25,000
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Market value | $		$ 50,000,000
Bid price | $ / shares				$ 1.00